Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The CHCC reviews and approves the value and amount of the equity compensation to be awarded to executive officers in accordance with the annual performance and compensation review process. The grant of approved equity awards then occurs that same day based on the closing price of the Common Stock on the NYSE. The CHCC does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards grants at the start of the new fiscal year to incentive the executives to deliver on the Company’s strategic objectives for the new fiscal year.

Award Timing Method
The CHCC reviews and approves the value and amount of the equity compensation to be awarded to executive officers in accordance with the annual performance and compensation review process. The grant of approved equity awards then occurs that same day based on the closing price of the Common Stock on the NYSE. The CHCC does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards grants at the start of the new fiscal year to incentive the executives to deliver on the Company’s strategic objectives for the new fiscal year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The CHCC does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards grants at the start of the new fiscal year to incentive the executives to deliver on the Company’s strategic objectives for the new fiscal year.
MNPI Disclosure Timed for Compensation Value	false